INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTEREST EXPENSE, NET
Schedule of company earned interest income and incurred interest expense

	For the Years Ended December 31,
	2021	2020
Interest (expense) income
Bank and other cash	$(74,081)	$55,649
Total interest (expense) income	(74,081)	55,649
Interest expense/finance costs
Lease liabilities	131,291	131,291
Other interest paid – loans	103,357	455,394
Amortization of debt discount	140,837	322,947
Total interest expense/ finance costs	375,485	909,632
Total interest (expense), net	$(449,566)	$(853,983)